Fair Value Measurements - Summary of Changes in the Fair Value of the Warrant Liabilities and FPA Liability (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jul. 06, 2020	Jun. 30, 2020
Disclosure of Changes in the Fair Value of the Warrant Liabilities and FPA Liability [Line Items]
Warrant liability (Value)	$ 15,561,000		$ 11,659,376
FPA liability (Value)			$ 6,449,999		$ 4,174,999
Panacea Acquisition Corp [Member]
Disclosure of Changes in the Fair Value of the Warrant Liabilities and FPA Liability [Line Items]
Securities		4,954,167		4,954,167
Securities of FPA liability		3,333,333		3,333,333
Warrant liability (Value)		$ 15,942,709		$ 7,924,251
FPA liability (Value)		$ 6,966,666		$ 4,174,999
Fair value of warrants		3.22		1.60
Fair value of FPA liability		2.09		1.25
Public Warrants [Member] | Panacea Acquisition Corp [Member]
Disclosure of Changes in the Fair Value of the Warrant Liabilities and FPA Liability [Line Items]
Securities		4,791,667		4,791,667
Warrant liability (Value)		$ 15,333,334		$ 7,618,751
Fair value of warrants		3.20		1.59
Private Placement Warrants [Member] | Panacea Acquisition Corp [Member]
Disclosure of Changes in the Fair Value of the Warrant Liabilities and FPA Liability [Line Items]
Securities		162,500		162,500
Warrant liability (Value)		$ 609,375		$ 305,500
Fair value of warrants		3.75		1.88